ORGANIZATION AND NATURE OF OPERATIONS - Additional Information (Details) - segment		3 Months Ended	12 Months Ended
	Oct. 01, 2016	Dec. 31, 2016	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Date founded			1889
Number of operating segments	3	4	2